Summary of Significant Accounting Policies - Schedule of Provision for Impairment (Details) $ in Thousands		12 Months Ended
	Dec. 31, 2019 USD ($) property	Dec. 31, 2020 USD ($) property	Dec. 22, 2019 USD ($) property
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Provisions for impairment | $	$ 0	$ 2,690	$ 7,186
Number of properties
Classified as held for sale	0	5	2
Disposed within the period	0	3	4